Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of financial assets [line items]
Balance at beginning of period	$ 1	$ 23	$ 8	$ (3)
Provision for credit losses
Model changes	(4)		(4)
Purchases	2	4	7	15
Sales and maturities	(1)	(7)	(9)	(9)
Changes in risk, parameters and exposures	(3)	(2)	(6)	15
Exchange rate and other	1	(1)		(1)
Balance at end of period	(4)	17	(4)	17
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	7	23	12	4
Provision for credit losses
Model changes	(4)		(4)
Purchases	2	4	7	15
Sales and maturities	(1)	(7)	(8)	(9)
Changes in risk, parameters and exposures	(1)	(1)	(3)	8
Exchange rate and other	1	(1)
Balance at end of period	4	18	4	18
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period	1
Provision for credit losses
Sales and maturities			(1)
Changes in risk, parameters and exposures		1	3	1
Exchange rate and other	1
Balance at end of period	2	1	2	1
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(7)		(4)	(7)
Provision for credit losses
Changes in risk, parameters and exposures	(2)	(2)	(6)	6
Exchange rate and other	(1)			(1)
Balance at end of period	$ (10)	$ (2)	$ (10)	$ (2)